Financial risk management - Schedule of impacts of reasonably possible changes in significant level 3 assumptions (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Financing derivatives | + 20 basis points change in Limited Price Inflation (LPI) market curve
Disclosure of detailed information about financial instruments [line items]
+20 basis points change in Limited Price Inflation (LPI) market curve	£ (53)	£ (84)
Financing derivatives | - 20 basis points change in LPI market curve
Disclosure of detailed information about financial instruments [line items]
–20 basis points change in LPI market curve	51	82
Financing derivatives | +20 basis point increase between Retail Price Index & Consumer Price Index
Disclosure of detailed information about financial instruments [line items]
+20 basis point increase between Retail Price Index & Consumer Price Index	43
Financing derivatives | -20 basis point decrease between Retail Price Index & Consumer Price Index
Disclosure of detailed information about financial instruments [line items]
-20 basis point decrease between Retail Price Index & Consumer Price Index	(38)
Commodity contract derivatives | 10% increase in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% increase in commodity prices	5	9
Commodity contract derivatives | 10% decrease in commodity prices
Disclosure of detailed information about financial instruments [line items]
10% decrease in commodity prices	(6)	(8)
Other | +50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
+50 basis points change in discount rate	(9)	(10)
Other | -50 basis points change in discount rate
Disclosure of detailed information about financial instruments [line items]
-50 basis points change in discount rate	10	£ 10
Other | +10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
+10% change in venture capital price	28
Other | -10% change in venture capital price
Disclosure of detailed information about financial instruments [line items]
-10% change in venture capital price	£ (28)